Short-Term Investments	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Short-Term Investments
3.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Held-to-maturity investments (1)	10,004	330,624
Variable-rate financial instruments (2)	207,636	187,191
Total	217,640	517,815

(1)

The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs due to their short term nature.

(2)

Variable-rate instruments represent financial products with variable interest rates and unsecured principal but no restriction on withdrawal. The Group elects the fair value option to record them at fair value in accordance with ASC 825 Financial Instruments.

No impairment loss was recognized for short-term investments for the three years ended December 31, 2018, 2019 and 2020.